497(e)
                                                                       333-59717

SUPPLEMENT DATED AUGUST 1, 2007 TO THE
PROSPECTUS AND PROSPECTUS SUPPLEMENT DATED MAY 1, 2007 FOR

MONY Custom Master
The MONYMaster (Florida Only)

Issued By:

MONY Life Insurance Company of America

This Supplement modifies certain information in each above-referenced Prospectus, Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding certain Portfolio substitutions, name changes and sub-adviser changes. As applicable to your contract, please note the changes described below. Please note that all of the changes discussed in the supplement dated May 1, 2007, as modified by this supplement, apply to your contract.

POSTPONEMENT OF PORTFOLIO SUBSTITUTIONS

The July 9, 2007 and August 20, 2007 substitutions of interests in the variable investment options listed below and described in the May 1, 2007 supplement to your prospectus have been temporarily postponed. The substitution transactions are now expected to occur on or about August 20, 2007 and November 19, 2007, respectively. For more information about the substitutions, please refer to your May 1, 2007 prospectus and prospectus supplement.

The substitutions of the Fidelity VIP Growth and UIF U.S. Real Estate Portfolios will occur on or about August 20, 2007. The substitutions of the AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American MidCap Growth, Fidelity VIP Growth Opportunities, and Oppenheimer Main Street Fund/VA will occur on or about November 19, 2007. The following is added under "The Funds" for the Surviving/New Portfolios, replacing information shown in the Prospectus for the Replaced (current) Portfolios listed below:


------------------------------------------------------------------------------------------------------------------------------------
Trust                          Trust/Share Class                                                Investment Manager (or
Replaced (Current) Portfolio   Surviving/New Portfolio      Objective                           Sub-Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
                               EQ Advisors Trust --
                               Class 1A Shares

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY   EQ/FI MID CAP               Seeks long-term growth of capital.   o Fidelity Management & Research
 FUND (SERIES I)                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP          EQ/VAN KAMPEN MID CAP       Capital growth.                      o Morgan Stanley Investment
 GROWTH (CLASS O SHARES)       GROWTH                                                             Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH            EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth   o Capital Guardian Trust Company
 OPPORTUNITIES PORTFOLIO       RESEARCH                     of capital.
 (INITIAL AND SERVICE SHARES)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET        EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth   o Capital Guardian Trust Company
 FUND/VA (SERVICE CLASS)       RESEARCH                     of capital.

------------------------------------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE (SHARE    EQ/VAN KAMPEN REAL ESTATE    Seeks to provide above average      o Morgan Stanley Investment
 CLASS I)                                                   current income and long-term          Management, Inc.
                                                            capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
                               EQ Advisors Trust --
                               Class 1B Shares
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND      EQ/BLACKROCK BASIC VALUE     Seeks capital appreciation and      o BlackRock Investment
 (SERIES I)                    EQUITY                       secondarily, income.                  Management, LLC
------------------------------------------------------------------------------------------------------------------------------------

MNY Supp 7.07A
Custom Master FL Supp                                                     x01716


------------------------------------------------------------------------------------------------------------------------------------
Trust                          Trust/Share Class                                                Investment Manager (or
Replaced (Current) Portfolio   Surviving/New Portfolio      Objective                           Sub-Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
                               Fidelity Variable Insurance
                               Products (VIP) --
                               Service Shares
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO  FIDELITY VIP CONTRAFUND      Seeks long-term capital             o Fidelity Management Research
 (SERVICE SHARES)                                           appreciation.                         Company (subadvised by FMR
                                                                                                  Co., Inc., Fidelity Management &
                                                                                                  Research (U.K.), Inc., Fidelity
                                                                                                  Investments Japan Limited and
                                                                                                  Fidelity Management & Research
                                                                                                  Far East Inc.)
------------------------------------------------------------------------------------------------------------------------------------

                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                 1-800-487-6669


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